Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information

15. Segment Information

Financial information for the Company’s segments and a reconciliation of the total of the reportable segments’ income (loss) from operations (measures of profit or loss) to the Company’s consolidated net loss are as follows:

(in thousands)	2018	2017
Contract revenue:
Solar Division	12,703	15,586
POWERHOUSE™	-	-
Other	25	6
Consolidated contract revenue	12,728	15,592
Operating loss from continuing operations:
Solar Division	(5,855)	(8,729)
POWERHOUSE™	(598)	(20)
Other	(8,518)	(8,637)
Operating Loss	(14,971)	(17,386)
Reconciliation of consolidated loss from operations to consolidated net loss:
Other income	1,063	68
Change in fair value of derivative liabilities and loss on debt extinguishment	(27,134)	(379)
Amortization of debt discount and deferred loan costs	(1,042)	(3)
Net loss	(42,084)	(17,700)

The following is a reconciliation of reportable segments’ assets to the Company’s consolidated total assets. The Other segment includes certain unallocated corporate amounts.

(in thousands)	2018	2017
Total assets:
Solar Division	$10,615	$9,840
POWERHOUSE™	1,366	1,140
Other	4,279	3,278
	$16,260	$14,258